SUMMARY OF MOVEMENTS IN TREASURY STOCK (Details) $ in Thousands		12 Months Ended
	Jan. 28, 2021 HKD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 135,785,000	$ 160,098,000	$ 218,178,000
Equity-settled share-based transactions				14,067,000
BALANCE, December 31, 2022 (US$’000)		$ 43,928	$ 342,640,000	$ 135,785,000	$ 160,098,000
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares | shares		50,000	50,000	(9,881,275)	(9,881,275)
Beginning balance, value				$ (99,000)	$ (99,000)
Equity-settled share-based transactions	$ 5,859,000			$ 99,000
Equity-settled share-based transactions, shares | shares				9,931,275
Ending balance, shares | shares		50,000	50,000	50,000	(9,881,275)
BALANCE, December 31, 2022 (US$’000)					$ (99,000)
Additional Paid in Premium [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			(7,282,000)	(13,042,000)	(13,042,000)
Equity-settled share-based transactions				5,760
BALANCE, December 31, 2022 (US$’000)			$ (7,282,000)	$ (7,282,000)	$ (13,042,000)